Significant Accounting Policies: Property and Equipment, Policy: Schedule of Depreciation Term, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Depreciation Term, Property and Equipment
Category	Depreciation Term
Leasehold improvements	39 years or term of lease
Computer and office equipment	3-5 years
Equipment and tools	5-10 years
Vehicles	5 years